Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-based compensation [Abstract]
Share-based compensation
18. Share-based compensation

Share Options

In June 2021, the Company adopted a share option plan referred to herein as the Share Option Plan under which grants of options are made to eligible participants. The Company initially reserved 1,202,734 ordinary shares for future issuance under the Share Option Plan, which includes ordinary shares pursuant to share-based equity awards issued to date. As of December 31, 2025, the total number of ordinary shares which may be issued under the Share Option Plan was 3,721,251 and the Company has 1,117,791 ordinary shares available for the future issuance of share-based equity awards (2024: 325,861 shares, 2023: 404,718 shares).

Under the Share Option Plan, the options may be settled only in ordinary shares of the Company. Therefore, the grants of share options under the Share Option Plan have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portion of award grants.

During the year ended December 31, 2025, the Company granted the option to purchase 770,251 ordinary shares (2024: 1,320,120 shares, 2023: 440,719 shares), respectively, which were in line with the general terms of the Share Option Plan. Of the share options granted during the year, 494,001 were granted to members of key management of the Group (2024: 1,043,120). The terms of the 770,251 share options granted during the year ended December 31, 2025, are described below:

•
261,250 share options were granted which vest 25% on the first anniversary of the date of grant, and thereafter evenly on a monthly basis over the subsequent three years and are subject to a two-year service condition. The contractual term (expiration) of these share options is eight years from the grant date with an exercise price of the closing market price on the day prior to the grant.

•
14,001 share options were granted which vested on the date of grant and are subject to a two-year service condition. The contractual term (expiration) of these share options is seven years from the grant date with an exercise price of $0.025.(1)

•
495,000 share options were granted which vest 25% on the first anniversary of the date of grant, and thereafter evenly on a monthly basis over the subsequent three years. The contractual term (expiration) of these share options is seven years from the grant date with an exercise price of $0.025. (1)

(1) Includes grants to members of key management of the Group.

The following table summarizes the share option awards outstanding as of December 31, 2025, 2024 and 2023:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2022	15.32	461,596	7.14
Granted	5.41	440,719	7.05
Forfeited/Expired	12.02	(104,299)	6.77
Exercised	2.05	(7,296)	5.74
At December 31, 2023	10.35	790,720	6.57
Granted	1.37	1,320,120	6.98
Forfeited/Expired	10.85	(241,293)	6.05
At December 31, 2024	3.95	1,869,547	6.56
Granted	4.12	770,251	6.74
Forfeited/Expired	11.69	(43,634)	5.65
Exercised(1)	0.03	(1,250)	4.83
At December 31, 2025(2)	3.87	2,594,914	5.91

(1) The weighted average share price of share options exercised was $10.73
(2) 701,582 of the awards outstanding as of December 31, 2025 were exercisable (2024: 213,243, 2023: 112,244).

The weighted average grant date fair value of awards granted during the year ended December 31, 2025 was $10.43 (2024: $8.70, 2023: $7.72) per award.

The fair values of the options granted were determined on the date of the grant using the Black-Scholes option-pricing model.

The fair values of the options granted during the years ended December 31, 2025, 2024 and 2023 were determined on the date of the grant using the following assumptions:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Share price, in USD	7.91 – 16.49	5.80 – 14.81	5.32 – 13.15
Strike price, in USD (weighted average)	4.12	1.37	5.41
Expected volatility	83% — 93%	85% — 94%	83% — 88%
Award life (weighted average)	5.65	5.55	5.6
Expected dividends	—	—	—
Risk-free interest rate	3.66% — 4.47%	3.54% — 4.52%	3.50% — 4.77%

As explained in Note 2 “Basis of preparation, significant judgments, and accounting policies”, the expected volatility for the year ended December 31, 2025, is based on a blended rate of historical volatility observed among other comparable public companies and the Company’s own historical volatility. The expected volatility for the year ended December 31, 2024, was based on selected volatility determined by median values observed among other comparable public companies.

The award life is based on the time interval between the date of grant and the date during the life of the share option after which, when making the grant, the Company expected on average that participants would exercise their options.

As of December 31, 2025, Other Reserves within equity includes $13.1 million (December 31, 2024, $4.9 million) relating to the Group’s Share Option Plan. Balances which relate to forfeited awards which had previously vested are transferred from Other Reserves to Accumulated Deficit. The amount of expense for all awards recognized for services received during the year ended December 31, 2025 was $8.5 million (2024: $1.2 million, 2023: $2.3 million).